Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 323,172	$ 295,775	$ 296,529
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,908	24,512	22,095
Share-based compensation	22,129	17,032	15,508
Non-cash contribution to 401(k) plan	4,543	4,274	2,945
Provision for doubtful accounts	2,688	3,948	2,619
Loss (gain) on sale of property and equipment	17	(585)	27
Deferred income tax provision	40	1,278	8,290
Other income from investment in unconsolidated entity	(11,264)	(10,256)	(9,282)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(3,559)	8,457	(28,831)
Inventories, net	139,929	(15,525)	(78,954)
Accounts payable and other liabilities	33,936	12,734	(57,398)
Other, net	(3,160)	(5,873)	(2,991)
Net cash provided by operating activities	534,379	335,771	170,557
Cash flows from investing activities:
Capital expenditures	(16,436)	(17,805)	(17,153)
Business acquisitions, net of cash acquired		(59,672)	(5,626)
Investment in unconsolidated entity		(4,940)	(3,760)
Proceeds from sale of property and equipment	94	1,380	228
Net cash used in investing activities	(16,342)	(81,037)	(26,311)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(265,713)	(241,412)	(209,218)
Distributions to non-controlling interest	(42,401)	(39,272)	(46,825)
Repurchases of common stock to satisfy employee withholding tax obligations	(2,299)	(1,528)	(3,782)
Net (repayments) proceeds of other long-term obligations	(1,441)	(1,240)	269
Payment of fees related to revolving credit agreement	(196)		(790)
Purchase of additional ownership from non-controlling interest		(32,400)
Proceeds from non-controlling interest for investment in unconsolidated entity		988	752
Net proceeds from issuances of common stock	19,257	13,341	6,591
Proceeds from non-controlling interest for investment in Peirce-Phelps, Inc.		17,000
Net cash used in financing activities	(448,493)	(264,023)	(139,603)
Effect of foreign exchange rate changes on cash and cash equivalents	2,069	849	(2,245)
Net increase (decrease) in cash and cash equivalents	71,613	(8,440)	2,398
Cash and cash equivalents at beginning of year	74,454	82,894	80,496
Cash and cash equivalents at end of year	146,067	74,454	82,894
Prior Revolving Credit Agreement [Member]
Cash flows from financing activities:
Net (repayments) proceeds under revolving credit agreement			(21,800)
Revolving Credit Agreement [Member]
Cash flows from financing activities:
Net (repayments) proceeds under revolving credit agreement	$ (155,700)	$ 20,500	$ 135,200